January 12, 2007

VIA EDGAR AND OVERNIGHT MAIL

Brion Thompson

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Asia Pacific High Dividend Equity Income Fund (the “Fund”)

Mr. Thompson:

Pursuant to Section 8(a) of the Investment Company Act of 1940 (the “1940 Act”), as amended, attached for filing, in electronic format via the EDGAR system, is the Fund’s Notification of Registration on Form N-8A.

Concurrently, pursuant to Section 8(b) of the 1940 Act, attached for filing, in electronic format via the EDGAR system, is the Fund’s initial registration statement on Form N-2 pursuant to the Securities Act of 1933, as amended, and the 1940 Act.

If I can provide you with anything that will facilitate your review or if you have any additional questions concerning the filing, please do not hesitate to contact me at (480) 477-2649.

Best Regards,

/s/ Paul Caldarelli
Paul Caldarelli
Counsel
ING U.S. Legal Services

Attachments

cc:	Huey P. Falgout, Jr.
ING Investments, LLC